Borrowings (Tables)	12 Months Ended
Jun. 30, 2020
Borrowings
Schedule of borrowings

	2020	2019
	£’000	£’000
Senior secured notes	340,417	330,757
Secured term loan facility	179,593	175,022
Accrued interest on senior secured notes	5,605	5,453
	525,615	511,232
Less: non-current portion
Senior secured notes	340,417	330,757
Secured term loan facility	179,593	175,022
Non-current borrowings	520,010	505,779
Current borrowings	5,605	5,453